Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2045 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2045 Fund - Class K
Bar Chart Table:
Annual Return 2019	26.65%
Annual Return 2020	17.88%
Annual Return 2021	16.37%
Annual Return 2022	(19.04%)